Share Capital - Schedule of Share Capital Footnotes (Details) $ / shares in Units, $ / shares in Units, $ in Thousands								12 Months Ended
	Sep. 07, 2023 CAD ($)	Sep. 07, 2023 USD ($) $ / shares shares	Aug. 08, 2023 CAD ($)	Aug. 08, 2023 USD ($) $ / shares shares	Jun. 17, 2022 USD ($)	Mar. 05, 2021 USD ($)	Jun. 15, 2020 USD ($)	Dec. 31, 2023 CAD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Disclosure of classes of share capital [line items]
Gross proceeds from units	$ 3,077	$ 2,250,000	$ 20,185	$ 15,001,000
Purchase price (cad and usd per share) | $ / shares		$ 2.25		$ 2.25
Share issue related cost								$ 2,805		$ 764		$ 1,256
Gross proceeds from warrant exercises												231	$ 182,000
Number of warrants and shares outstanding (in shares) | shares		1,000,050		6,667,000
Number of common shares (in shares) | shares		1						1
Number of warrants (in shares) | shares		1
Issued pursuant to public offering										13,338		34,168
Warrant liability								$ 7,360
Share issue operating expense								740
Share Capital
Disclosure of classes of share capital [line items]
Share issue related cost								2,805		764		1,256
Issued pursuant to public offering										$ 13,338		$ 34,168
Contributed Surplus
Disclosure of classes of share capital [line items]
Expense from share-based payment transactions with parties other than employees								638	$ 473,000
Public offering | Share Capital
Disclosure of classes of share capital [line items]
Issued pursuant to public offering								17,724
Compensation Warrants
Disclosure of classes of share capital [line items]
Share issue related cost								$ 2,390
Granted (in shares) | shares								536,693	536,693
Warrants issued, transaction costs								$ 3,130
Warrants
Disclosure of classes of share capital [line items]
Issued (in shares) | shares								7,667,050	7,667,050
Exercised (in shares) | shares								0	0	0	0	201,722	201,722
Warrants exercised, fair value												$ 456
Issued pursuant to public offering								$ 7,360
2020 United States ATM
Disclosure of classes of share capital [line items]
Agreement							$ 40,000,000
Agreement term							25 months
Issued (in shares) | shares												5,685,097	5,685,097
Gross proceeds from units												$ 23,413	$ 18,503,000
Purchase price (cad and usd per share) | (per share)													$ 3.25			$ 4.12
Net proceeds from issue of ordinary shares												22,711	$ 17,948,000
Share issue related cost, commissions												702	$ 555,000
Share issue related cost												$ 707
2021 United States ATM
Disclosure of classes of share capital [line items]
Agreement						$ 80,000,000
Agreement term						16 months
Issued (in shares) | shares										2,719,770	2,719,770	2,715,932	2,715,932
Gross proceeds from units										$ 5,744	$ 4,560,000	$ 10,755	$ 8,655,000
Purchase price (cad and usd per share) | (per share)											$ 1.68		$ 3.19		$ 2.11	$ 3.96
Net proceeds from issue of ordinary shares										5,572	$ 4,423,000	10,432	$ 8,395,000
Share issue related cost, commissions										172	$ 137,000	323	$ 260,000
Share issue related cost										$ 209		$ 549
2022 United States ATM
Disclosure of classes of share capital [line items]
Agreement					$ 65,000,000
Agreement term					25 months
Issued (in shares) | shares								4,978,605	4,978,605	3,515,462	3,515,462
Gross proceeds from units								$ 10,676	$ 7,904,000	$ 7,594	$ 5,632,000
Purchase price (cad and usd per share) | (per share)								$ 2.14			$ 1.60			$ 1.59	$ 2.16
Net proceeds from issue of ordinary shares								$ 10,356	7,667,000	7,366	$ 5,463,000
Share issue related cost, commissions								320	$ 237,000	228	$ 169,000
Share issue related cost								$ 415		$ 555